UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-05742

Name of Fund: BlackRock Funds

BlackRock Developed Real Estate Index Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2018

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.3%
Custodian Reit PLC	222,005	$319,170
GCP Student Living PLC	242,511	476,647
Global Net Lease, Inc.	45,982	1,086,555
Invitation Homes, Inc. (a)	63,081	1,359,395
Retail Estates NV	4,155	339,453

		3,581,220
Hotels, Restaurants & Leisure — 0.1%
Pandox AB	45,038	756,117
Real Estate Investment Trusts (REITs) — 78.4%
Acadia Realty Trust	62,432	1,815,523
Activia Properties, Inc.	479	2,281,668
Advance Residence Investment Corp.	995	2,619,327
Aedifica SA	13,063	1,026,802
AEON REIT Investment Corp.	1,052	1,150,133
Affine SA	4,453	77,597
Agree Realty Corp.	19,717	955,880
Alexander’s, Inc.	1,633	710,045
Alexandria Real Estate Equities, Inc.	70,419	7,922,842
Allied Properties Real Estate Investment Trust	65,492	1,757,424
Alstria Office REIT-AG	104,414	1,380,916
American Assets Trust, Inc.	31,480	1,348,288
American Campus Communities, Inc.	104,789	4,965,951
American Homes 4 Rent, Class A	178,081	4,104,767
ANF Immobilier	5,172	112,339
Apartment Investment & Management Co., Class A	123,759	5,413,219
Apple Hospitality REIT, Inc.	171,367	3,209,704
Aritis REIT	119,576	1,189,584
Ascendas Real Estate Investment Trust	1,864,071	3,416,469
Ashford Hospitality Trust, Inc.	78,080	488,000
Assura PLC	1,367,577	1,084,912
AvalonBay Communities, Inc.	107,959	20,494,937
Axiare Patrimonio SOCIMI SA	43,486	721,908
Befimmo SA	14,422	841,650
Beni Stabili SpA SIIQ	769,989	488,991
Big Yellow Group PLC	115,100	1,153,859
Boardwalk REIT	29,991	1,011,747
Boston Properties, Inc.	120,997	15,318,220
Brandywine Realty Trust	139,111	2,360,714
British Land Co. PLC	805,444	6,848,813
Brixmor Property Group, Inc.	241,277	4,765,221
BWP Trust	387,755	847,618
Camden Property Trust	69,183	5,695,836
Canadian Apartment Properties REIT	105,076	2,607,175
Canadian REIT	57,409	2,076,742
Capital & Regional PLC	449,893	351,077

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
CapitaLand Commercial Trust Ltd.	1,580,400	$1,836,738
CapitaLand Mall Trust	1,789,600	2,523,511
Care Capital Properties, Inc.	65,182	1,751,440
CBL & Associates Properties, Inc.	137,544	1,272,282
CDL Hospitality Trusts	536,800	595,770
Cedar Realty Trust, Inc.	76,547	411,823
Champion REIT	1,514,000	984,411
Charter Hall Retail REIT	258,753	866,118
Chartwell Retirement Residences	151,633	1,726,220
Chatham Lodging Trust	27,840	538,982
Chesapeake Lodging Trust	44,858	1,045,640
Cofinimmo SA	15,595	1,887,433
Colony Starwood Homes	40,017	1,383,388
Columbia Property Trust, Inc.	100,413	2,259,292
Cominar Real Estate Investment Trust	144,923	1,502,260
Corporate Office Properties Trust	75,205	2,462,212
Cousins Properties, Inc.	271,677	2,306,538
Crombie Real Estate Investment Trust	69,994	743,499
Cromwell Property Group	1,123,938	816,137
CubeSmart	143,847	3,645,083
Daiwa House REIT Investment Corp.	1,150	2,907,391
Daiwa Office Investment Corp.	231	1,125,470
DCT Industrial Trust, Inc.	71,928	3,636,680
DDR Corp.	247,459	2,675,032
Derwent London PLC	78,685	2,999,441
Dexus Property Group	765,703	5,846,864
DiamondRock Hospitality Co.	162,180	1,785,602
Digital Realty Trust, Inc.	125,663	14,431,139
Douglas Emmett, Inc.	111,821	4,212,297
Dream Global Real Estate Investment Trust	107,567	780,128
Dream Office Real Estate Investment Trust	82,181	1,169,757
Duke Realty Corp.	281,209	7,797,926
DuPont Fabros Technology, Inc.	60,227	3,104,702
EastGroup Properties, Inc.	26,225	2,052,106
Education Realty Trust, Inc.	57,733	2,238,308
Empire State Realty Trust, Inc., Class A	99,794	2,075,715
Empiric Student Property PLC	395,373	560,735
EPR Properties	50,472	3,669,819
Equity Commonwealth (a)	100,400	3,211,796
Equity Lifestyle Properties, Inc.	61,611	4,984,946
Equity Residential	284,218	18,354,798
Essex Property Trust, Inc.	51,742	12,649,367
Eurocommercial Properties NV CVA	36,571	1,421,177
Extra Space Storage, Inc.	93,445	7,057,901
F&C UK Real Estate Investment Ltd.	195,662	262,291
Federal Realty Investment Trust	56,933	7,451,960
FelCor Lodging Trust, Inc.	109,990	852,422

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Developed Real Estate Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
First Industrial Realty Trust, Inc.	92,482	$2,602,443
First Potomac Realty Trust	49,903	548,933
Fonciere Des Regions	30,937	2,761,091
Forest City Realty Trust, Inc., Class A	187,250	4,231,850
Fortune Real Estate Investment Trust	1,044,000	1,212,910
Four Corners Property Trust, Inc.	50,905	1,187,614
Franklin Street Properties Corp.	81,959	994,163
Frontier Real Estate Investment Corp.	349	1,523,108
Fukuoka REIT Corp.	500	789,415
Gaming and Leisure Properties, Inc.	162,411	5,651,903
Gecina SA	31,546	4,486,737
Getty Realty Corp.	21,097	540,083
GGP, Inc.	398,071	8,602,314
GLP J-REIT	1,953	2,200,975
Goodman Group	1,402,611	8,516,232
Government Properties Income Trust	15,530	331,100
GPT Group	1,415,020	5,558,310
Gramercy Property Trust	112,177	3,117,399
Granite Real Estate Investment Trust	36,293	1,301,714
Great Portland Estates PLC	265,922	2,382,689
Green REIT PLC	500,925	744,822
H&R Real Estate Investment Trust	224,270	3,805,057
Hamborner REIT AG	59,995	629,737
Hammerson PLC	625,610	4,759,875
Hansteen Holdings PLC	575,408	922,642
HCP, Inc.	366,792	11,498,929
Healthcare Realty Trust, Inc.	93,690	3,073,032
Healthcare Trust of America, Inc., Class A	113,606	3,622,895
Hersha Hospitality Trust	29,480	543,611
Hibernia REIT PLC	507,888	705,384
Highwoods Properties, Inc.	81,045	4,123,570
Hospitality Properties Trust	67,776	2,157,310
Host Hotels & Resorts, Inc.	589,429	10,580,251
Hudson Pacific Properties, Inc.	122,087	4,194,909
Hulic Reit, Inc.	716	1,149,711
ICADE	27,853	2,068,296
Immobiliare Grande Distribuzione SIIQ SpA	299,393	268,078
Industrial & Infrastructure Fund Investment Corp.	285	1,257,667
Intervest Offices & Warehouses NV	11,262	291,971
Intu Properties PLC	686,478	2,451,829
Investa Office Fund	436,797	1,552,910
Investors Real Estate Trust	99,645	588,902
Invincible Investment Corp.	2,306	883,266
Irish Residential Properties REIT PLC	291,627	416,147

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Japan Excellent, Inc.	893	$1,045,173
Japan Hotel REIT Investment Corp.	2,964	2,020,220
Japan Logistics Fund, Inc.	649	1,384,741
Japan Prime Realty Investment Corp.	676	2,537,985
Japan Real Estate Investment Corp.	973	5,123,677
Japan Rental Housing Investments, Inc.	1,125	808,498
Japan Retail Fund Investment Corp.	2,013	3,932,534
Kenedix Office Investment Corp.	277	1,569,453
Kenedix Retail REIT Corp.	397	864,746
Keppel REIT	1,421,700	1,078,626
Killam Apartment Real Estate Investment Trust	51,777	487,407
Kilroy Realty Corp.	77,262	5,449,289
Kimco Realty Corp.	337,281	6,843,431
Kite Realty Group Trust	64,762	1,318,554
Kiwi Property Group Ltd.	1,027,937	1,005,739
Klepierre	161,497	6,338,738
Land Securities Group PLC	620,487	8,886,407
Lar Espana Real Estate Socimi SA	64,075	530,456
LaSalle Hotel Properties	91,319	2,608,071
Leasinvest Real Estate SCA	1,273	144,631
Lexington Realty Trust	189,527	1,927,490
Liberty Property Trust	117,379	4,762,066
Life Storage, Inc.	36,970	2,898,078
Link REIT	1,745,500	12,546,603
LondonMetric Property PLC	513,187	1,119,320
LTC Properties, Inc.	32,029	1,532,267
Macerich Co.	113,996	7,116,770
Mack-Cali Realty Corp.	71,214	1,926,339
Mapletree Commercial Trust	1,464,410	1,671,785
Mapletree Industrial Trust	982,200	1,258,270
Mapletree Logistics Trust	1,140,200	922,320
Medical Properties Trust, Inc.	257,014	3,359,173
MedicX Fund Ltd.	343,202	396,730
Mercialys SA	33,849	659,450
Merlin Properties Socimi SA	250,625	2,963,769
Mid-America Apartment Communities, Inc.	89,500	8,879,295
Milestone Apartments Real Estate Investment Trust	62,814	1,035,358
Mirvac Group	2,919,238	4,958,328
Monmouth Real Estate Investment Corp.	57,323	859,845
Monogram Residential Trust, Inc.	129,396	1,317,251
Mori Hills REIT Investment Corp.	1,119	1,453,520
Mori Trust Sogo REIT, Inc.	774	1,208,901
National Health Investors, Inc.	29,248	2,140,076
National Retail Properties, Inc.	116,519	4,919,432
National Storage Affiliates Trust	33,124	811,538
New Senior Investment Group, Inc.	64,253	669,516

2	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Developed Real Estate Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
NewRiver REIT PLC	179,614	$809,340
Nippon Accommodations Fund, Inc.	353	1,516,815
Nippon Building Fund, Inc.	1,004	5,340,857
Nippon Prologis REIT, Inc.	1,243	2,626,650
Nomura Real Estate Master Fund, Inc.	3,144	4,531,499
Northview Apartment Real Estate Investment Trust	37,233	620,527
NSI NV	102,379	432,257
Omega Healthcare Investors, Inc.	136,809	4,514,697
Orix JREIT, Inc.	2,029	3,217,597
Paramount Group, Inc.	119,527	1,960,243
Parkway, Inc.	34,512	695,417
Pebblebrook Hotel Trust	56,976	1,695,606
Pennsylvania Real Estate Investment Trust	45,749	633,624
Physicians Realty Trust	121,725	2,390,679
Picton Property Income Ltd.	429,011	468,139
Piedmont Office Realty Trust, Inc., Class A	115,573	2,525,270
Premier Investment Corp.	983	1,057,223
Primary Health Properties PLC	486,536	713,657
Prologis, Inc.	413,331	22,489,340
PS Business Parks, Inc.	16,219	1,971,257
Public Storage	114,380	23,948,884
Pure Industrial Real Estate Trust	194,769	931,718
QTS Realty Trust, Inc., Class A	36,515	1,951,362
Quality Care Properties, Inc. (a)	74,426	1,291,291
Ramco-Gershenson Properties Trust	65,619	874,701
Realty Income Corp.	203,201	11,856,778
Redefine International PLC	908,426	450,047
Regency Centers Corp.	116,702	7,373,232
Regional REIT Ltd. (b)	187,742	260,185
Retail Opportunity Investments Corp.	87,508	1,802,665
Retail Properties of America, Inc., Class A	189,880	2,532,999
Rexford Industrial Realty, Inc.	51,652	1,288,201
RioCan Real Estate Investment Trust	256,940	4,880,740
RLJ Lodging Trust	98,583	2,118,549
Ryman Hospitality Properties, Inc.	38,447	2,452,150
Sabra Health Care REIT, Inc.	52,022	1,414,478
Safestore Holdings PLC	165,693	869,775
Saul Centers, Inc.	11,536	692,737
Scentre Group	4,031,449	13,007,476
Schroder Real Estate Investment Trust Ltd.	391,425	332,068
Segro PLC	784,176	4,932,419
Sekisui House REIT, Inc.	613	782,258
Sekisui House SI Residential Investment Corp.	803	846,840

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Select Income REIT	54,247	$1,359,430
Senior Housing Properties Trust	172,646	3,715,342
Seritage Growth Properties, Class A	20,400	846,600
Shaftesbury PLC	174,349	2,104,216
Shopping Centres Australasia Property Group	591,061	1,022,484
Silver Bay Realty Trust Corp.	27,567	590,761
Simon Property Group, Inc.	247,837	40,957,543
SL Green Realty Corp.	80,158	8,410,979
Smart Real Estate Investment Trust	87,398	2,071,865
Spirit Realty Capital, Inc.	367,960	3,466,183
STAG Industrial, Inc.	60,466	1,593,884
Standard Life Investment Property Income Trust Ltd.	268,542	313,903
Stockland	1,886,673	6,847,387
STORE Capital Corp.	123,777	2,969,410
Summit Hotel Properties, Inc.	60,934	1,007,239
Sun Communities, Inc.	51,777	4,329,075
Sunstone Hotel Investors, Inc.	174,252	2,594,612
Suntec Real Estate Investment Trust	1,928,900	2,442,665
Tanger Factory Outlet Centers, Inc.	76,178	2,375,992
Target Healthcare REIT Ltd.	204,012	311,799
Taubman Centers, Inc.	47,941	2,998,710
Terreno Realty Corp.	37,468	1,157,012
Tier REIT, Inc.	38,377	664,306
Tokyu REIT, Inc.	701	869,606
Tritax Big Box REIT PLC (a)	79,002	4,093
Tritax Big Box REIT PLC	899,904	1,631,777
UDR, Inc.	211,834	7,909,882
Unibail-Rodamco SE	77,669	19,070,971
United Urban Investment Corp.	2,289	3,459,937
Universal Health Realty Income Trust	4,865	339,334
Urban Edge Properties	71,732	1,829,166
Urstadt Biddle Properties, Inc., Class A	1,782	35,034
Vastned Retail NV	14,576	544,523
Ventas, Inc.	279,296	17,877,737
VEREIT, Inc.	761,500	6,373,755
Vicinity Centres	2,589,258	5,580,933
Vornado Realty Trust	133,646	12,862,091
Warehouses De Pauw CVA	12,449	1,191,266
Washington Prime Group, Inc.	149,507	1,315,662
Washington Real Estate Investment Trust	60,285	1,909,226
Weingarten Realty Investors	91,838	3,009,531
Welltower, Inc.	285,939	20,427,482
Wereldhave Belgium NV	1,980	215,660
Wereldhave NV	31,470	1,449,062
Westfield Corp.	1,524,316	10,366,067
Workspace Group PLC	91,362	1,022,980

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock Developed Real Estate Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
WP Carey, Inc.	71,835	$4,496,871
Xenia Hotels & Resorts, Inc.	85,147	1,486,667

		877,147,052
Real Estate Management & Development — 19.2%
ADLER Real Estate AG (a)	19,613	307,792
ADO Properties SA (b)	22,198	812,625
Aeon Mall Co. Ltd.	94,700	1,610,527
Allreal Holding AG (a)	7,455	1,282,710
Azrieli Group Ltd.	34,650	1,843,152
BUWOG AG (a)	74,640	2,015,559
CA Immobilien Anlagen AG (a)	54,222	1,187,431
Capital & Counties Properties PLC	590,434	2,414,606
CapitaLand Ltd.	2,003,400	5,383,021
CareTrust REIT, Inc.	50,389	857,621
Castellum AB	215,588	2,952,445
Cheung Kong Property Holdings Ltd.	2,188,000	15,664,350
City Developments Ltd.	471,800	3,640,762
Citycon OYJ	304,812	749,440
D Carnegie & Co. AB (a)	25,460	309,005
Daejan Holdings PLC	3,689	324,425
Deutsche Euroshop AG	36,089	1,465,160
Deutsche Wohnen AG, Bearer Shares	265,654	9,083,647
DIC Asset AG	36,036	369,810
Dios Fastigheter AB	68,953	353,421
Entra ASA (b)	70,429	807,973
F&C Commercial Property Trust Ltd.	452,638	889,351
Fabege AB	105,036	1,808,717
Fastighets AB Balder, B Shares (a)	74,216	1,657,040
First Capital Realty, Inc.	81,153	1,179,499
Grainger PLC	347,160	1,123,654
Grand City Properties SA	78,915	1,498,914
Hang Lung Properties Ltd.	1,585,000	4,152,982
Helical PLC	74,873	320,989
Hemfosa Fastigheter AB	70,733	655,365
Henderson Land Development Co. Ltd.	888,400	5,623,976
Hispania Activos Inmobiliarios SOCIMI SA	76,763	1,158,976
Hongkong Land Holdings Ltd.	921,700	7,103,528
Hufvudstaden AB, A Shares	86,140	1,349,599
Hulic Co. Ltd.	282,000	2,659,473
Hysan Development Co. Ltd.	488,000	2,301,462
Inmobiliaria Colonial SA	188,299	1,460,097
Kennedy Wilson Europe Real Estate PLC	76,907	1,034,947
Kerry Properties Ltd.	456,500	1,706,535
Klovern AB, B Shares	416,987	439,182
Kungsleden AB	149,252	835,625
LEG Immobilien AG (a)	49,845	4,282,295
Mitsubishi Estate Co. Ltd.	932,100	17,847,662

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Mitsui Fudosan Co. Ltd.	748,200	$16,462,088
Mobimo Holding AG (a)	4,772	1,282,925
New World Development Co. Ltd.	4,280,000	5,322,215
Nomura Real Estate Holdings, Inc.	94,300	1,595,012
Norwegian Property ASA	134,059	157,698
NTT Urban Development Corp.	87,600	790,596
PSP Swiss Property AG, Registered Shares	31,441	2,818,850
Sino Land Co. Ltd.	2,469,405	4,178,856
Sponda OYJ	187,295	826,125
Sumitomo Realty & Development Co. Ltd.	343,000	9,266,333
Sun Hung Kai Properties Ltd.	1,110,500	16,640,840
Swire Properties Ltd.	922,800	3,093,731
Swiss Prime Site AG, Registered Shares	51,303	4,447,640
TAG Immobilien AG	113,551	1,616,710
Technopolis OYJ	105,239	352,852
TLG Immobilien AG	46,554	942,023
Tokyo Tatemono Co. Ltd.	161,400	2,205,055
UK Commercial Property Trust Ltd.	530,661	609,645
UNITE Group PLC	172,414	1,444,819
UOL Group Ltd.	376,100	1,947,990
Vonovia SE	367,548	13,306,759
Wallenstam AB, B Shares	165,545	1,410,562
WCM Beteiligungs & Grundbesitz AG (a)	65,525	228,689
Wharf Holdings Ltd.	956,000	8,150,883
Wihlborgs Fastigheter AB	52,612	1,024,861

		214,649,107
Total Long-Term Investments (Cost — $1,070,360,121) — 98.0%		1,096,133,496

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (c)(d)	14,426,313	14,426,313
Total Short-Term Securities (Cost — $14,426,313) — 1.3%		14,426,313
Total Investments (Cost — $1,084,786,434*) — 99.3%		1,110,559,809
Other Assets Less Liabilities — 0.7%		8,006,571

Net Assets — 100.0%		$1,118,566,380

4	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Developed Real Estate Index Fund

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,088,712,235

Gross unrealized appreciation	$51,385,933
Gross unrealized depreciation	(29,538,359)

Net unrealized appreciation	$21,847,574

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Loss	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	14,418,646	7,667	14,426,313	$14,426,313	$22,278		—	—
iShares International Developed Real Estate ETF	—	—	—	—	—		$(7,701)	—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	2,259	[1]	—	—
Total				$14,426,313	$24,537		$(7,701)	—
[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

Portfolio Abbreviations

CVA	Certificaten Van Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
413	Dow Jones U.S. Real Estate Index	June 2017	$12,869,080	$(210,121)
19	Nikkei 225 Index	June 2017	$1,634,963	48,920
20	SPI 200 Index	June 2017	$2,213,827	19,430
Total				$(141,771)

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock Developed Real Estate Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$3,581,220	—	—	$3,581,220
Hotels, Restaurants & Leisure	756,117	—	—	756,117
Real Estate Investment Trusts (REITs)	657,324,546	$219,822,506	—	877,147,052
Real Estate Management & Development	13,640,820	201,008,287	—	214,649,107
Short-Term Securities	14,426,313	—	—	14,426,313

Total	$689,729,016	$420,830,793	—	$1,110,559,809

6	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock Developed Real Estate Index Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	$68,350	—	—	$68,350
Liabilities:
Equity contracts	(210,121)	—	—	(210,121)

Total	$(141,771)	—	—	$(141,771)

[1]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	APRIL 30, 2017	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 22, 2017